Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment including right-of-use assets

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2024	$11,115	$5,877	$45	$8,869	$219	$8	$—	$26,133
Additions	3,094	375	91	484	5	—	51	4,100
Additions from acquisition (note 33(III))	2,511	25	2	556	43	—	—	3,137
Disposals	(162)	(2)	—	(1,921)	—	(8)	—	(2,093)
Written off	(1,681)	(210)	(53)	(950)	(45)	—	—	(2,939)
Exchange differences	(722)	(420)	(19)	(262)	(2)	—	—	(1,425)
At December 31, 2024 and January 1, 2025	14,155	5,645	66	6,776	220	—	51	26,913
Additions	37	—	—	208	—	—	—	245
Disposal of a subsidiary (note 34)	(4,583)	(796)	(14)	(4,347)	—	—	—	(9,740)
Disposals	—	(1,153)	—	(160)	—	—	—	(1,313)
Written off	(28)	—	—	(1,852)	—	—	—	(1,880)
Exchange differences	134	18	1	246	—	—	—	399
At December 31, 2025	$9,715	$3,714	$53	$871	$220	$—	$51	$14,624
Accumulated depreciation:
At January 1, 2024	$9,059	$4,824	$15	$6,312	$140	$5	$—	$20,355
Charge for the year	2,052	795	1	1,119	39	—	10	4,016
Eliminated on disposal	(128)	(1)	—	(1,878)	—	(6)	—	(2,013)
Written off	(1,681)	(149)	(20)	(531)	—	—	—	(2,381)
Exchange differences	(266)	(366)	62	(304)	(2)	1	—	(875)
At December 31, 2024 and January 1, 2025	9,036	5,103	58	4,718	177	—	10	19,102
Charge for the year	1,936	267	1	433	33	—	24	2,694
Eliminated on disposal of a subsidiary (note 34)	(2,761)	(740)	(10)	(2,547)	—	—	—	(6,058)
Eliminated on disposal	—	(1,153)	—	(160)	—	—	—	(1,313)
Written off	(28)	—	—	(1,735)	—	—	—	(1,763)
Exchange differences	37	31	2	129	—	—	—	199
At December 31, 2025	$8,220	$3,508	$51	$838	$210	$—	$34	$12,861
Carrying amounts:
At January 1, 2024	$2,056	$1,053	$30	$2,557	$79	$3	$—	$5,778
At December 31, 2024	$5,119	$542	$8	$2,058	$43	$—	$41	$7,811
At December 31, 2025	$1,495	$206	$2	$33	$10	$—	$17	$1,763

Schedule of net book value of right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2025	2024
Properties leased for own use, carried at depreciated cost	(i)	$1,491	$5,101
Office equipment, carried at depreciated cost	(ii)	4	18
		$1,495	$5,119

Schedule of analysis of expense items in relation to leases
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2025	2024	2023
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$1,922	$2,038	$2,772
- Office equipment	14	14	14
	$1,936	$2,052	$2,786
Interest on lease liabilities (notes 8(a) and 10(c))	$258	$203	$242
Expense relating to short-term leases or leases of low-value assets	284	366	137

Schedule of amounts included in the consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2025	2024	2023
Within operating cash flows	$(284)	$(366)	$(137)
Within financing cash flows	(2,689)	(2,766)	(3,476)
	$(2,973)	$(3,132)	$(3,613)